Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Land Use Rights [Abstract]
Schedule of land use rights
	December 31, 2021	December 31, 2020
Land use rights	$773,383	$1,097,384
Accumulated amortization	(120,258)	(88,379)
Land use rights, net	$653,125	$1,009,005

Schedule of estimated future amortization expense for land use rights
Years ended December 31,	Amortization expense
2022	$21,625
2023	21,625
2024	21,625
2025	21,625
2026	21,625
Thereafter	545,000
$653,125